Debt (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of Short-Term Debt
Short-term debt is comprised of the following:

	Principal Amount
(In $ millions)	June 30, 2022	December 31, 2021
Hayfin Term Loan Facility	197.0	—
Syndicated Senior Secured Credit Facilities	272.7	—
New Bridge Revolving Credit Facility	30.3	—
$350m Convertible bonds	350.0	—
PPL Delivery Financing	753.3	—
Total	1,603.3	—
Back end fee due to PPL on Delivery of rigs	29.3	—
Effective interest rate adjustments on PPL Delivery financing	13.9	—
Deferred finance charges	(3.8)	—
Carrying Value Short-Term Debt	1,642.7	—

Schedule of Long-Term Debt
Long-term debt is comprised of the following:

	Principal Amount
(In $ millions)	June 30, 2022	December 31, 2021
Hayfin Term Loan Facility	—	197.0
Syndicated Senior Secured Credit Facilities	—	272.7
New Bridge Revolving Credit Facility	—	30.3
$350m Convertible bonds	—	350.0
PPL Delivery Financing	—	753.3
Keppel Delivery Financing	259.2	259.2
Total	259.2	1,862.5
Back end fee due to PPL and Keppel on Delivery of rigs	13.5	42.8
Effective interest rate adjustments on PPL and Keppel Delivery financing	9.1	17.1
Deferred finance charges	—	(6.5)
Carrying Value Long-Term Debt	281.8	1,915.9

Schedule of Maturities of Debt	At June 30, 2022 the scheduled maturities of our debt were as follows:

Maturities
(In $ millions)
2022	—
2023	1,603.3
2024	—
2025	86.4
2026	172.8
Thereafter	—
Total principal debt	1,862.5